EARNINGS (LOSSES) PER COMMON SHARE - Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS (LOSSES) PER COMMON SHARE
Shares issuable under restricted shares and share options (in shares)	2,730,129	1,674,492	826,832